Deposits from the Brazilian Central Bank and Deposits from credit institutions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classification [Abstract]
Financial liabilities at amortized cost		R$ 99,271,415	R$ 99,022,806	R$ 79,374,685
Total		99,271,415	99,022,806	79,374,685
Type:
Deposits on demand	[1]	685,026	709,605	306,081
Time deposits	[2]	56,602,470	47,227,456	52,739,163
Repurchase agreements		41,983,919	51,085,745	26,329,441
Of which:
Backed operations with Private Securities	[3]	9,506,255	6,977,766
Backed operations with Government Securities		32,477,663	44,107,979	26,329,441
Total		R$ 99,271,415	R$ 99,022,806	R$ 79,374,685

[1]	Non-interest bearing accounts.
[2]	It includes the operationIncludes operations with credit institution arisinginstitutions resulting from export and import financing lines, transfers from the country (BNDES and Finame on-lending) and abroad, and other credit lines abroad.
[3]	Refers primarily to repurchase agreements backed by own-issued debentures.